Schedule of Change in Unrealized Gains and Losses Included in Net Income for Level Three Assets and Liabilities Held (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Unrealized Gains (Losses) [Line Items]
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings	$ 61,990	$ 5,758	$ 57,263
Gains (losses) for Level 3 liabilities still held at the balance sheet date, included in earnings	(1,664)	995	2,381
Gains (losses) for Level 3 assets and liabilities still held at the balance sheet date, included in earnings	60,326	6,753	59,644
Gains (losses) for Level 3 liabilities still held at the balance sheet date, included in life and annuity contract benefits	987	(326)	2,937
Gains (losses) for Level 3 assets still held at the balance sheet date, included in interest credited to contract holder funds	(2,651)	1,321	(556)
Corporate
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Unrealized Gains (Losses) [Line Items]
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings	3	3	5
Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Unrealized Gains (Losses) [Line Items]
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings	3	3	20
Free-standing derivatives, net
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Unrealized Gains (Losses) [Line Items]
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings	(200)	65	(55)
Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Unrealized Gains (Losses) [Line Items]
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings	82	2,594	586
Other assets
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Unrealized Gains (Losses) [Line Items]
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings	62,105	3,096	56,712
Derivatives embedded in life and annuity contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Unrealized Gains (Losses) [Line Items]
Gains (losses) for Level 3 liabilities still held at the balance sheet date, included in earnings	(1,664)	995	2,381
Municipal
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Unrealized Gains (Losses) [Line Items]
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings			15
Investment Income
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Unrealized Gains (Losses) [Line Items]
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings	(535)	3	606
Capital Gain
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Unrealized Gains (Losses) [Line Items]
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings	$ 62,525	$ 5,755	$ 56,657